Segment Reporting (Details) - Schedule of group's operating segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total net revenue	$ 29,561	$ 26,751	$ 98,958
PRC [Member]
Segment Reporting Information [Line Items]
Total net revenue	6,446	428	1,701
United States [Member]
Segment Reporting Information [Line Items]
Total net revenue	9,138	13,495	21,746
India [Member]
Segment Reporting Information [Line Items]
Total net revenue	6,500	5,437	69,646
Rest of the world [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 7,477	$ 7,391	$ 5,865